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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST INVESTMENT TRUST WSTCM SECTOR SELECT RISK-MANAGED FUND WSTCM CREDIT SELECT RISK-MANAGED FUND Semi-Annual Report February 28, 2018 (Unaudited)
Investment Adviser Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

WST INVESTMENT TRUST
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

WSTCM Sector Select Risk-Managed Fund
Sector Diversification
(% of Net Assets)

WSTCM Credit Select Risk-Managed Fund
Investment Strategy Allocation
(% of Net Assets)

WSTCM SECTOR SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS — 98.5%	Shares	Value
Guggenheim S&P 500® Equal Weight Financials ETF	39,700	$1,785,309
Guggenheim S&P 500® Equal Weight Healthcare ETF	9,135	1,688,331
Guggenheim S&P 500® Equal Weight Industrials ETF	13,600	1,647,490
Guggenheim S&P 500® Equal Weight Materials ETF	14,705	1,619,697
Guggenheim S&P 500® Equal Weight Technology ETF	52,500	8,141,154
iShares Core U.S. Aggregate Bond ETF	5,875	627,274
SPDR® Gold Shares (a)	6,750	843,750
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,369,710)		$16,353,005

MONEY MARKET FUNDS — 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (b)	80,343	$80,343
First American Treasury Obligations Fund - Class Z, 1.27% (b)	77,997	77,997
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (b)	77,964	77,964
TOTAL MONEY MARKET FUNDS (Cost $236,304)		$236,304

TOTAL INVESTMENTS AT VALUE — 99.9% (Cost $15,606,014)		$16,589,309

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		23,699

NET ASSETS — 100.0%		$16,613,008

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS — 31.6%	Shares	Value
iShares Floating Rate Bond ETF	100,000	$5,101,000
iShares iBoxx $ High Yield Corporate Bond ETF	138,900	11,970,402
PIMCO Enhanced Short Maturity Active ETF	50,000	5,082,000
SPDR® Bloomberg Barclays High Yield Bond ETF	331,000	11,985,510
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,209,568)		$34,138,912

OPEN-END MUTUAL FUNDS — 4.1%	Shares	Value
AB High Income Fund, Inc. - Advisor Class	574	$4,984
American High-Income Trust - Class F-2	562	5,778
BlackRock High Yield Bond Portfolio - Institutional Class	5	35
Dreyfus High Yield Fund - Institutional Class	1,454	9,046
Eaton Vance High Income Opportunities Fund - Class I	858	3,844
Eaton Vance Income Fund of Boston - Class I	1,728	9,814
Ivy High Income Fund - Class I	5	38
Janus Henderson High-Yield Fund - Class I	1,140	9,531
John Hancock High Yield Fund - Class I	2,465	8,528
Lord Abbett High Yield Fund - Class I	4	29
Neuberger Berman High Income Bond Fund - Institutional Class	535	4,590
PIMCO High Yield Fund - Institutional Class	3	24
PIMCO Income Fund - Institutional Class	3,573	43,622
Principal High Yield Fund - Institutional Class	1	6
Prudential High Yield Fund - Class Z	1,077	5,903
Semper MBS Total Return Fund - Institutional Class	403,490	4,309,272
Transamerica High Yield Bond Fund - Class I	451	4,151
Vanguard High-Yield Corporate Fund - Admiral Shares	1,746	10,160
Virtus Seix High Income Fund - I Shares	377	2,429
TOTAL OPEN-END FUNDS (Cost $4,439,482)		$4,431,784

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 64.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (a)	23,634,205	$23,634,205
First American Treasury Obligations Fund - Class Z, 1.27% (a)	22,955,363	22,955,363
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (a)	22,955,363	22,955,363
TOTAL MONEY MARKET FUNDS (Cost $69,544,931)		$69,544,931

TOTAL INVESTMENTS AT VALUE — 100.1% (Cost $108,193,981)		$108,115,627

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(68,700)

NET ASSETS — 100.0%		$108,046,927

(a)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

WST INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

	Sector Select Risk-Managed Fund	Credit Select Risk-Managed Fund
ASSETS
Investments in securities:
At acquisition cost	$15,606,014	$108,193,981
At value (Note 2)	$16,589,309	$108,115,627
Receivable for capital shares sold	—	166,287
Receivable from Adviser (Note 4)	553	—
Dividends receivable	270	79,760
Other assets	34,553	33,689
TOTAL ASSETS	16,624,685	108,395,363

LIABILITIES
Payable for capital shares redeemed	—	265,224
Payable to Adviser (Note 4)	—	49,716
Payable to administrator (Note 4)	7,630	14,360
Accrued distribution fees (Note 4)	17	11,960
Other accrued expenses	4,030	7,176
TOTAL LIABILITIES	11,677	348,436

NET ASSETS	$16,613,008	$108,046,927

NET ASSETS CONSIST OF:
Paid-in capital	$14,946,298	$108,923,169
Accumulated net investment income (loss)	(17,740)	233,621
Accumulated net realized gains (losses) from investment transactions	701,155	(1,031,509)
Net unrealized appreciation (depreciation) on investments	983,295	(78,354)
NET ASSETS	$16,613,008	$108,046,927

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$15,740,947	$45,721,397
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	1,342,615	4,490,912
Net asset value, offering and redemption price per share (Note 2)	$11.72	$10.18

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$872,061	$62,325,530
Shares of Investor Shares outstanding (no par value, unlimited number of shares outstanding)	74,849	6,138,609
Net asset value, offering and redemption price per share (Note 2)	$11.65	$10.15

See accompanying notes to financial statements.

WST INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ending February 28, 2018 (Unaudited)

	Sector Select Risk-Managed Fund	Credit Select Risk-Managed Fund
INVESTMENT INCOME
Dividends	$101,207	$2,204,257

EXPENSES
Investment advisory fees (Note 4)	60,950	321,822
Distribution fees, Investor Class (Note 4)	1,056	75,898
Administration fees (Note 4)	15,000	53,648
Professional fees	27,230	27,230
Fund accounting fees (Note 4)	18,811	23,371
Registration and filing fees	16,547	21,609
Transfer agent fees, Investor Class (Note 4)	6,000	6,500
Transfer agent fees, Institutional Class (Note 4)	6,000	6,000
Printing of shareholder reports	1,625	9,080
Custodian and bank service fees	2,858	5,942
Trustees’ fees (Note 4)	3,767	3,767
Insurance expense	3,763	3,763
Other expenses	7,745	4,563
TOTAL EXPENSES	171,352	563,193
Fee waivers and expense reimbursements by the Adviser (Note 4)	(68,725)	—
NET EXPENSES	102,627	563,193

NET INVESTMENT INCOME (LOSS)	(1,420)	1,641,064

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	742,521	(883,049)
Long-term capital gain distributions from regulated investment companies	—	4,325
Net change in unrealized appreciation (depreciation) on investments	582,566	(868,619)
NET REALIZED AND UNREALIZED GAINS (LOSSES)ON INVESTMENTS	1,325,087	(1,747,343)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,323,667	$(106,279)

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment loss	$(1,420)	$(8,377)
Net realized gains from investment transactions	742,521	993,329
Net change in unrealized appreciation (depreciation) on investments	582,566	(166,548)
Net increase in net assets resulting from operations	1,323,667	818,404

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares
From net investment income	—	(36,318)
From realized capital gains on investments	(71,981)	—
Investor Shares
From net investment income	—	(1,273)
From realized capital gains on investments	(3,996)	—
Decrease in net assets from distributions to shareholders	(75,977)	(37,591)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	39,240	1,214,580
Net asset value of shares issued in reinvestment of distributions	71,981	36,318
Payments for shares redeemed	(957,745)	(3,395,093)
Net decrease in Institutional Shares net assets from capital share transactions	(846,524)	(2,144,195)

Investor Shares
Proceeds from shares sold	3,323	1,600
Net asset value of shares issued in reinvestment of distributions	3,996	1,273
Payments for shares redeemed	(9,105)	(175,894)
Net decrease in Investor Shares net assets from capital share transactions	(1,786)	(173,021)

TOTAL INCREASE (DECREASE) IN NET ASSETS	399,380	(1,536,403)

NET ASSETS
Beginning of period	16,213,628	17,750,031
End of period	$16,613,008	$16,213,628

ACCUMULATED NET INVESTMENT LOSS	$(17,740)	$(16,320)

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	3,511	116,617
Shares reinvested	6,238	3,526
Shares redeemed	(86,271)	(323,237)
Net decrease in shares outstanding	(76,522)	(203,094)
Shares outstanding, beginning of period	1,419,137	1,622,231
Shares outstanding, end of period	1,342,615	1,419,137

Investor Shares
Shares sold	293	149
Shares reinvested	348	124
Shares redeemed	(799)	(16,793)
Net decrease in shares outstanding	(158)	(16,520)
Shares outstanding, beginning of period	75,007	91,527
Shares outstanding, end of period	74,849	75,007

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$1,641,064	$3,134,262
Net realized gains (losses) from investment transactions	(883,049)	3,328,542
Long-term capital gain distributions from regulated investment companies	4,325	—
Net change in unrealized appreciation (depreciation) on investments	(868,619)	(2,957,207)
Net increase (decrease) in net assets resulting from operations	(106,279)	3,505,597

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares
From net investment income	(1,638,144)	(654,035)
From realized capital gains on investments	(1,220,681)	—
Investor Shares
From net investment income	(1,975,165)	(1,608,725)
From realized capital gains on investments	(1,573,322)	—
Decrease in net assets from distributions to shareholders	(6,407,312)	(2,262,760)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	12,719,889	30,688,289
Net asset value of shares issued in reinvestment of distributions	2,858,484	654,035
Payments for shares redeemed	(14,299,394)	(4,765,113)
Net increase in Institutional Shares net assets from capital share transactions	1,278,979	26,577,211

Investor Shares
Proceeds from shares sold	5,322,330	11,390,126
Net asset value of shares issued in reinvestment of distributions	3,548,487	1,608,280
Payments for shares redeemed	(2,617,595)	(3,727,964)
Net increase in Investor Shares net assets from capital share transactions	6,253,222	9,270,442

TOTAL INCREASE IN NET ASSETS	1,018,610	37,090,490

NET ASSETS
Beginning of period	107,028,317	69,937,827
End of period	$108,046,927	$107,028,317

ACCUMULATED NET INVESTMENT INCOME	$233,621	$2,205,866

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,194,806	2,867,195
Shares reinvested	280,519	62,828
Shares redeemed	(1,351,800)	(445,048)
Net increase in shares outstanding	123,525	2,484,975
Shares outstanding, beginning of period	4,367,387	1,882,412
Shares outstanding, end of period	4,490,912	4,367,387

Investor Shares
Shares sold	504,439	1,068,132
Shares reinvested	348,917	154,940
Shares redeemed	(248,119)	(349,255)
Net increase in shares outstanding	605,237	873,817
Shares outstanding, beginning of period	5,533,372	4,659,555
Shares outstanding, end of period	6,138,609	5,533,372

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.85		$10.36	$10.85	$10.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00	)(c)	(0.01)	0.03	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.92		0.52	(0.16)	0.26	0.69
Total from investment operations	0.92		0.51	(0.13)	0.27	0.70

Less distributions:
From net investment income	—		(0.02)	(0.02)	(0.03)	(0.02)
From net realized gains	(0.05)		—	(0.34)	(0.07)	—
Total distributions	(0.05)		(0.02)	(0.36)	(0.10)	(0.02)

Net asset value at end of period	$11.72		$10.85	$10.36	$10.85	$10.68

Total return (d)	8.52	%(e)	4.96%	(1.26%)	2.51%	6.97	%(e)

Net assets at end of period (000’s)	$15,741		$15,404	$16,805	$16,969	$11,034

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.93	%(g)	1.82%	1.74%	1.84%	2.85	%(g)
Ratio of net expenses to average net assets (f) (h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25	%(g)
Ratio of net investment income (loss) to average net assets (b) (h)	(0.00	%)(g)(i)	(0.04%)	0.24%	0.04%	0.03	%(g)
Portfolio turnover rate	107	%(e)	346%	472%	150%	348	%(e)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
(i)	Percentage rounds to less than 0.01%.
See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.80		$10.33	$10.83		$10.68	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.02)		(0.04)	(0.00	)(c)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	0.92		0.52	(0.15)		0.24	0.70
Total from investment operations	0.90		0.48	(0.15)		0.23	0.69

Less distributions:
From net investment income	—		(0.01)	(0.01)		(0.01)	(0.01)
From net realized gains	(0.05)		—	(0.34)		(0.07)	—
Total distributions	(0.05)		(0.01)	(0.35)		(0.08)	(0.01)

Net asset value at end of period	$11.65		$10.80	$10.33		$10.83	$10.68

Total return (d)	8.37	%(e)	4.69%	(1.44%)		2.16%	6.86	%(e)

Net assets at end of period (000’s)	$872		$810	$945		$1,002	$410

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	5.39	%(g)	5.06%	4.50%		5.96%	15.21	%(g)
Ratio of net expenses to average net assets (f) (h)	1.50	%(g)	1.50%	1.50%		1.50%	1.50	%(g)
Ratio of net investment loss to average net assets (b) (h)	(0.26	%)(g)	(0.28%)	(0.01%)		(0.23%)	(0.28	%)(g)
Portfolio turnover rate	107	%(e)	346%	472%		150%	348	%(e)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.83		$10.71	$9.72	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.17		0.33	0.21	0.16
Net realized and unrealized gains (losses) on investments	(0.17)		0.13	0.79	(0.27)
Total from investment operations	(0.00	)(c)	0.46	1.00	(0.11)

Less distributions:
From net investment income	(0.37)		(0.34)	(0.01)	(0.15)
From net realized gains	(0.28)		—	—	(0.00	)(c)
Return of capital	—		—	—	(0.02)
Total distributions	(0.65)		(0.34)	(0.01)	(0.17)

Net asset value at end of period	$10.18		$10.83	$10.71	$9.72

Total return (d)	(0.01	%)(e)	4.40%	10.27%	(1.11	%)(e)

Net assets at end of period (000’s)	$45,721		$47,308	$20,152	$14,951

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	0.91	%(g)	0.97%	1.04%	1.11	%(g)
Ratio of net investment income to average net assets (b)	3.21	%(g)	3.84%	2.50%	1.89	%(g)
Portfolio turnover rate	213	%(e)	414%	326%	890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Year Ended August 31, 2016		Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.79		$10.68	$9.72		$10.00

Income (loss) from investment operations:
Net investment income (b)	0.15		0.37	0.21		0.14
Net realized and unrealized gains (losses) on investments	(0.16)		0.07	0.75		(0.26)
Total from investment operations	(0.01)		0.44	0.96		(0.12)

Less distributions:
From net investment income	(0.35)		(0.33)	(0.00	)(c)	(0.14)
From net realized gains	(0.28)		—	—		(0.00	)(c)
Return of capital	—		—	—		(0.02)
Total distributions	(0.63)		(0.33)	(0.00	)(c)	(0.16)

Net asset value at end of period	$10.15		$10.79	$10.68		$9.72

Total return (d)	(0.15	%)(e)	4.26%	9.91%		(1.22	%)(e)

Net assets at end of period (000’s)	$62,326		$59,721	$49,785		$41,389

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.15	%(g)	1.21%	1.24%		1.27	%(g)
Ratio of net investment income to average net assets (b)	2.94	%(g)	3.63%	2.22%		1.69	%(g)
Portfolio turnover rate	213	%(e)	414%	326%		890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
See accompanying notes to financial statements.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

1. Organization

WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund (individually, a “Fund” and collectively, the “Funds”) are each a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

WSTCM Sector Select Risk-Managed Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

WSTCM Credit Select Risk-Managed Fund’s investment objective is to seek total return from income and capital appreciation.

Each Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Funds’ assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market in which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

be classified as Level 1 (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2018:

WSTCM Sector Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,353,005	$—	$—	$16,353,005
Money Market Funds	236,304	—	—	236,304
Total	$16,589,309	$—	$—	$16,589,309

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

WSTCM Credit Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,138,912	$—	$—	$34,138,912
Open-End Mutual Funds	4,431,784	—	—	4,431,784
Money Market Funds	69,544,931	—	—	69,544,931
Total	$108,115,627	$—	$—	$108,115,627

As of February 28, 2018, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Share valuation – The NAV per share of each Class of each Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of each Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of each Fund is equal to the NAV of such Class.

Investment transactions and investment income – Investment transactions are accounted for on their trade date. Cost of investments sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders of the Funds. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of each Fund during the periods ended February 28, 2018 and August 31, 2017 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
WSTCM Sector Select Risk-Managed Fund
Institutional Shares
February 28, 2018	$—	$71,981	$71,981
August 31, 2017	$21,991	$14,327	$36,318
Investor Shares
February 28, 2018	$—	$3,996	$3,996
August 31, 2017	$771	$502	$1,273
WSTCM Credit Select Risk-Managed Fund
Institutional Shares
February 28, 2018	$2,849,577	$9,248	$2,858,825
August 31, 2017	$654,035	$—	$654,035
Investor Shares
February 28, 2018	$3,536,568	$11,919	$3,548,487
August 31, 2017	$1,608,725	$—	$1,608,725

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2018:

	WSTCM Sector Select Risk-Managed Fund	WSTCM Credit Select Risk-Managed Fund
Tax cost of portfolio investments	$15,606,014	$108,214,450
Gross unrealized appreciation	$1,010,847	$3,749
Gross unrealized depreciation	(27,552)	(102,572)
Net unrealized appreciation (depreciation) on investments	983,295	(98,823)
Accumulated ordinary income (loss)	(17,740)	233,621
Other gains (losses)	701,155	(1,011,040)
Accumulated earnings (deficit)	$1,666,710	$(876,242)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for WSTCM Credit Select Risk-Managed Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax years (tax years ended August 31, 2014 through August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the six months ended February 28, 2018, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2018, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $17,361,995 and $18,287,997, respectively, for WSTCM Sector Select Risk-Managed Fund and $184,127,311 and $243,030,186, respectively, for WSTCM Credit Select Risk-Managed Fund.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

The Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Adviser receive no salary from the Trust. Each Trustee who is not affiliated with the Adviser receives a fee of $2,000 each year plus $500 per series of the Trust per meeting attended in person and $200 per series of the Trust per meeting attended by telephone. The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, WSTCM Sector Select Risk-Managed Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets and WSTCM Credit Select Risk-Managed Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement (“ELA”) with the Trust under which it has agreed to waive its fees and to assume other expenses of WSTCM Sector Select Risk-Managed Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2019. Accordingly, during the six months ended February 28, 2018, the Adviser waived $42,556 of its advisory fees and reimbursed $11,944 of Institutional Shares expenses and $14,225 of Investor Shares expenses with respect to WSTCM Sector Select Risk-Managed Fund. The Adviser has entered into an ELA with the Trust under which it has agreed to waive its fees and to assume other expenses of WSTCM Credit Select Risk-Managed Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2019. There were no fee waivers or expense reimbursements required with respect to WSTCM Credit Select Risk-Managed Fund during the six months ended February 28, 2018. Any fee waivers and expense reimbursements by the Adviser are not subject to recoupment. It is expected that each

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of either Fund at any time. The Adviser may also terminate each Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Effective November 19, 2017, under the terms of a Distribution Agreement with the Trust, Foreside Fund Services, LLC (“Foreside”) serves as the principal underwriter to the Funds. Prior to November 19, 2017, Ultimus Fund Distrbutors, LLC served as the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Pursuant to a Compliance Consulting Agreement with Graydon Compliance Solutions, LLC (“Graydon”), Graydon provides the Chief Compliance Officer and compliance services to the Trust. The Adviser, not the Funds, pays Graydon a fee for these services.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of each Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including Foreside) who are engaged in the sale of Investor Shares of the Funds or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of each Fund’s average daily net assets allocable to Investor Shares. During the six months ended February 28, 2018, $1,056 and $75,898 of expenses were incurred under the Plan by Investor Shares of WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund, respectively.

5. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of February 28, 2018, WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund had 98.5% and 31.6%, respectively, of the value of their net assets invested in ETFs; in addition, 49.0% of the value of WSTCM Sector Select Risk-Managed Fund’s net assets is invested in Guggenheim S&P 500® Equal Weight Technology ETF (“RYT”), which that invests in stocks of companies within the Information Technology sector. The financial statements of RYT can be found at www.sec.gov.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of an investment in shares of money market mutual funds. As of February 28, 2018, the WSTCM Credit Select Risk-Managed Fund had 64.4% of the value of its net assets invested in money market mutual funds.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2017) and held until the end of the period (February 28, 2018).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, and do not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

WSTCM Sector Select Risk-Managed Fund	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,085.20	1.25%	$6.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class
Based on Actual Fund Return	$1,000.00	$1,083.70	1.50%	$7.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

WSTCM Credit Select Risk-Managed Fund	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$999.90	0.91%	$4.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.27	0.91%	$4.57
Investor Class
Based on Actual Fund Return	$1,000.00	$998.50	1.15%	$5.72
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.07	1.15%	$5.78

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WST INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

This report and the financial statements contained herein are provided for the general information of the shareholders of the WSTCM Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

WSTCM Funds are distributed by Foreside Fund Services, LLC

WST INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited)

The Board, including the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with Wilbanks, Smith and Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) for the WSTCM Sector Select Risk–Managed Fund (the “Sector Select RM Fund”) and the WSTCM Credit Select Risk–Managed Fund (the “Credit Select RM Fund”) for an additional annual term. Approval took place at an in-person meeting held on October 25, 2017, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel (the “Adviser Memorandum”).

In considering the Advisory Agreements for the Sector Select RM Fund and the Credit Select RM Fund and reaching their conclusion with respect thereto, the Board recalled its review of the materials related to the Sector Select RM Fund and the Credit Select RM Fund and the Adviser during the preceding 12 months and its numerous discussions with management and the Adviser about the operation and performance of the Sector Select RM Fund and the Credit Select RM Fund during that period. The Board further considered those materials and discussions and numerous other factors, including the factors described below.

(i)

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to each of the Sector Select RM Fund and the Credit Select RM Fund including, without limitation, its investment advisory services since each Fund’s inception, its coordination of services for the Funds among the Funds’ service providers, and its efforts to promote the Funds and assist in their distribution. The Board also noted that the Trust’s president, (principal executive officer) and vice president are employees of the Adviser, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

(ii)

The investment performance of the Sector Select RM Fund, the Credit Select RM Fund and the Adviser. In this regard, the Board compared the performance of each of the Sector Select RM Fund and the Credit Select RM Fund with the performance of each Fund’s respective benchmark index, comparable funds managed by other advisers, comparable separate accounts managed by the Adviser, and comparable peer group indices. The Board noted that the Sector

WST INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (Continued)

Select RM Fund and the Credit Select RM Fund had underperformed their respective benchmarks and their peer groups for the twelve months ended September 30, 2017, and the Adviser had reasonably explained the reasons for the underperformance. The Board also considered the consistency of the Adviser’s management of the Sector Select RM Fund and the Credit Select RM Fund with each Fund’s investment objective and policies. Following discussion of the short- and long-term investment performance of the Sector Select RM Fund and the Credit Select RM Fund, the Adviser’s experience in managing each Fund and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Sector Select RM Fund, the Credit Select RM Fund and the Adviser has been acceptable.

(iii)

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Sector Select RM Fund and the Credit Select RM Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Sector Select RM Fund and the Credit Select RM Fund by the Adviser and by the principals of the Adviser; the asset levels of the Sector Select RM Fund and the Credit Select RM Fund; the Adviser’s previous payment of startup costs for the Sector Select RM Fund and the Credit Select RM Fund; the overall expenses of the Sector Select RM Fund and the Credit Select RM Fund, including the advisory fees; and the differences in fees and services provided to the Adviser’s other clients that may be similar to the Sector Select RM Fund or the Credit Select RM Fund. The Board considered its discussion with the Adviser regarding the Expense Limitation Agreements of the Sector Select RM Fund and the Credit Select RM Fund, and considered the Adviser’s current and past fee waivers and expense reimbursements with respect to the Funds. The Board further took into account that the Adviser has represented that it intends to continue the Expense Limitation Agreements for the Sector Select RM Fund and the Credit Select RM Fund until at least January 1, 2019.

The Board also considered potential benefits to the Adviser in managing the Sector Select RM Fund and the Credit Select RM Fund, including promotion of the Adviser’s name and the ability of the Adviser to place small accounts managed by the Adviser into each Fund. The Board compared the fees and expenses of each Fund (including the Fund’s management fee) to the average and median advisory fees and expense ratios of its Morningstar categories and other funds within the Morningstar categories comparable to each Fund. In considering the comparison of fees and expense ratios between the Funds and comparable funds, the Board looked at the differences in the types of funds being compared, the style of investment management, the size of comparable funds and the nature of the investment strategies. With regard to the Sector Select RM Fund, the Board noted that the management fee of the Sector Select RM Fund was higher than

WST INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (Continued)

the average and median of the funds in the Morningstar Aggressive Allocation category under $50 million but less than the management fee for the funds in the twentieth percentile in the category. The Board also noted that its net expense ratio was lower than the average and median of the funds in the category. With regard to the Credit Select RM Fund, the Board noted that the management fee of the Credit Select RM Fund was lower than the average and median of the funds in the Morningstar Nontraditional Bond Funds under $250 million category and the Credit Select RM Fund’s net expense ratio was higher than the median and average of the funds in the Morningstar category, but less than the net expense ratio of the funds in the twentieth percentile in the category. The Board also compared the fees paid by each Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such clients as compared to the services being provided the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees being paid by each Fund under their respective Advisory Agreements. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the management fees paid to the Adviser by the Sector Select RM Fund and the Credit Select RM Fund are each fair and reasonable.

(iv)

The extent to which economies of scale would be realized as the Sector Select RM Fund and the Credit Select RM Fund grow and whether management fee levels reflect these economies of scale for the benefit of each Fund’s investors. In this regard, the Board considered that the fee arrangements of the Sector Select RM Fund and the Credit Select RM Fund with the Adviser each involve both a management fee and an Expense Limitation Agreement. In connection with each of the Sector Select RM Fund and the Credit Select RM Fund, the Board determined that, while the management fee remained the same at all asset levels, each Fund has experienced benefits from its Expense Limitation Agreement. In addition, the Board noted that the Sector Select RM Fund and the Credit Select RM Fund will each benefit from economies of scale under the Trust’s agreements with service providers other than the Adviser. Following further discussion of the asset levels of the Sector Select RM Fund and the Credit Select RM Fund and expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangement with the Adviser is fair and reasonable.

(v)

The Adviser’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures, and performance in utilizing those standards, to seek best execution for the Funds’ portfolio transactions. The Board considered the historical portfolio turnover rates for the Sector Select RM Fund and the Credit Select RM Fund; the process by which evaluations are made of the overall reasonableness of commissions paid;

WST INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (Continued)

the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

(vi)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Sector Select RM Fund and the Credit Select RM Fund; the basis of decisions to buy or sell securities for the Funds and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board found for each Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

(vii)

Other topics or issues. In this regard, the Board considered the Adviser’s compliance policies and procedures and the Adviser’s retention of Graydon Compliance Solutions, LLC to provide compliance services and a chief compliance officer for the Adviser. The Board also considered the Adviser’s insurance coverage, its risk management program, and its clean regulatory history.

Conclusion

After full consideration of the above factors, as well as other factors, the Board, including the Independent Trustees, unanimously concluded that approval of the Advisory Agreements was in the best interests of the Sector Select RM Fund, the Credit Select RM Fund and each Fund’s shareholders. It was noted that in the Trustees’ deliberation regarding the approval of the renewal of the Advisory Agreements, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 2, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	May 2, 2018

*	Print the name and title of each signing officer under his or her signature.